Emerging Markets Equity Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2026 (unaudited)

Common Stocks (91.5%)	Country	Shares/ Par +	Value $ (000’s)
Communication Services (8.8%)
Bharti Airtel, Ltd.	India	789,102	15,003
Telkom Indonesia Persero Tbk PT	Indonesia	104,197,100	18,982
Tencent Holdings, Ltd.	China	1,248,500	78,820

Total			112,805

Consumer Discretionary (7.7%)
Alibaba Group Holding, Ltd.	China	2,965,100	46,678
ANTA Sports Products, Ltd.	China	1,174,400	11,448
Indian Hotels Co., Ltd.	India	1,798,769	10,899
Mahindra & Mahindra, Ltd.	India	480,931	15,540
Midea Group Co., Ltd. - Class H	China	1,337,100	14,511

Total			99,076

Consumer Staples (2.1%)
Giant Biogene Holding Co., Ltd.	China	2,072,400	7,419
Kweichow Moutai Co., Ltd. - Class A	China	53,173	11,202
Zabka Group SA *	Poland	1,414,175	8,496

Total			27,117

Energy (2.1%)
NAC Kazatomprom JSC, GDR	Kazakhstan	138,636	10,813
PRIO SA *	Brazil	1,282,932	16,399

Total			27,212

Financials (21.9%)
360 One WAM, Ltd.	India	516,256	5,223
Abu Dhabi Islamic Bank PJSC	United Arab Emirates	3,492,113	19,753
AIA Group, Ltd.	Hong Kong	641,400	7,205
Al Rajhi Bank	Saudi Arabia	915,356	26,068
Bank Negara Indonesia Persero Tbk PT	Indonesia	89,597,800	19,959
China Merchants Bank Co., Ltd. - Class H	China	4,440,000	28,190
Cholamandalam Investment and Finance Co., Ltd.	India	796,390	11,522
Grupo Financiero Banorte SAB de CV	Mexico	1,316,562	14,602
HDFC Bank, Ltd.	India	4,700,424	37,375
Itausa SA - Preference Shares	Brazil	8,803,160	23,759
Kaspi.KZ Joint Stock Co., ADR *	Kazakhstan	76,946	5,699
National Bank of Greece SA	Greece	1,182,178	18,323
Nu Holdings, Ltd. - Class A *	Brazil	1,106,627	15,902
Ping An Insurance Group Co. of China, Ltd. - Class H	China	1,607,000	12,532
Sanlam, Ltd.	South Africa	2,351,898	12,392
Sberbank of Russia PJSC *,Æ	Russia	1,471,064	—
SBI Life Insurance Co., Ltd.	India	527,935	9,949

Common Stocks (91.5%)	Country	Shares/ Par +	Value $ (000’s)
Financials continued
Shinhan Financial Group Co., Ltd.	South Korea	227,686	13,129

Total			281,582

Health Care (2.6%)
J.B. Chemicals & Pharmaceuticals, Ltd.	India	283,783	6,210
Jiangsu Hengrui Pharmaceuticals Co., Ltd. - Class A	China	1,039,900	8,371
Shenzhen Mindray Bio- Medical Electronics Co., Ltd. - Class A	China	161,015	3,851
Torrent Pharmaceuticals, Ltd.	India	337,788	15,008

Total			33,440

Industrials (10.0%)
Contemporary Amperex Technology Co., Ltd. - Class A	China	611,349	35,833
CSG NV *	Czech Republic	187,024	5,032
GEK TERNA SA	Greece	167,734	6,630
Grupo Aeroportuario del Sureste SAB de CV - Class B	Mexico	225,158	7,588
HD Hyundai Electric Co., Ltd.	South Korea	26,973	15,047
HD Korea Shipbuilding & Offshore Engineering Co., Ltd.	South Korea	59,266	13,528
InPost SA *	Poland	398,108	6,989
Metlen Energy & Metals PLC *	Greece	75,179	2,935
NARI Technology Co., Ltd. - Class A	China	2,885,398	10,927
Samsung C&T Corp.	South Korea	74,842	12,709
Techtronic Industries Co., Ltd.	Hong Kong	881,000	11,727

Total			128,945

Information Technology (25.9%)
Accton Technology Corp.	Taiwan	434,000	21,132
ASE Technology Holding Co., Ltd.	Taiwan	2,202,000	24,156
Chroma ATE, Inc.	Taiwan	450,000	21,515
Delta Electronics, Inc.	Taiwan	553,000	24,613
MediaTek, Inc.	Taiwan	460,000	22,274
Montage Technology Co., Ltd. - Class H *	China	111,000	2,180
NAURA Technology Group Co., Ltd. - Class A	China	243,005	15,917
Samsung Electronics Co., Ltd.	South Korea	111,040	12,473
SK Hynix, Inc.	South Korea	95,946	52,184
Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	2,288,290	129,003
Xiaomi Corp. - Class B *	China	1,855,400	7,633

Total			333,080

Materials (6.1%)
Grupo Mexico SAB de CV	Mexico	4,426,280	47,397

Emerging Markets Equity Portfolio

Common Stocks (91.5%)	Country	Shares/ Par +	Value $ (000’s)
Materials continued
Rio Tinto PLC	Australia	194,256	18,056
UltraTech Cement, Ltd.	India	109,187	12,453

Total			77,906

Real Estate (2.6%)
Aldar Properties PJSC *	United Arab Emirates	4,889,487	10,469
China Resources Land, Ltd.	China	2,470,000	9,242
Multiplan Empreendimentos Imobiliarios SA	Brazil	2,345,945	14,407

Total			34,118

Utilities (1.7%)
Equatorial SA	Brazil	1,176,160	9,258

Common Stocks (91.5%)	Country	Shares/ Par +	Value $ (000’s)
Utilities continued
NTPC, Ltd.	India	3,197,957	12,749

Total			22,007

Total Common Stocks (Cost: $918,958)			1,177,288

Preferred Stocks (6.9%)

Information Technology (6.9%)
Samsung Electronics Co., Ltd.	South Korea	1,125,004	89,575

Total			89,575

Total Preferred Stocks (Cost: $51,405)			89,575

Total Investments (98.4%) (Cost: $970,363)@			1,266,863

Other Assets, Less Liabilities (1.6%)			20,040

Net Assets (100.0%)			1,286,903

Investments by Country of Risk as a Percentage of Net Assets:
China	23.7%
Taiwan	18.9%
South Korea	16.2%
India	11.8%
Brazil	6.2%
Mexico	5.4%
Other	16.2%

Total	98.4%

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
Æ	Security valued using significant unobservable inputs.
@

At March 31, 2026, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $970,363 and the net unrealized appreciation of investments based on that cost was $296,500 which is comprised of $353,954 aggregate gross unrealized appreciation and $57,454 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Emerging Markets Equity Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at March 31, 2026.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

		(Amounts in thousands)

Assets:
Common Stocks
Energy	$27,212	$—	$ —
Financials	59,962	221,620	—
Industrials	7,588	121,357	—
Information Technology	2,180	330,900	—
Materials	47,397	30,509	—
Real Estate	14,407	19,711	—
Utilities	9,258	12,749	—
All Others	—	272,438	—
Preferred Stocks	—	89,575	—

Total Assets:	$168,004	$1,098,859	$ —

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ended March 31, 2026.

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
IBOR	Interbank Offered Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange
FTSE	Financial Times Stock Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
CMT	Constant Maturity Treasury
OIS	Overnight Index Swaps
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Reference Rate
DIFC	Dubai International Financial Centre
BRL-CDI	Brazil Interbank Deposit Rate
CAONREPO	Canadian Overnight Repo Rate Average
JIBAR	Johannesburg Interbank Agreed Rate
EURIBOR	Euro Interbank Offered Rate
PRIBOR	Prague Interbank Offered Rate
ETF	Exchange Traded Fund

Currency Abbreviations
AED	United Arab Emirates Dirham
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
KWD	Kuwaiti Dinar
KZT	Kazakhstani Tenge
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PLN	Polish Zloty
PYG	Paraguayan Guarani
RUB	Russian Ruble
SAR	Saudi Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

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